Related parties - Related Party Transactions (Details)	3 Months Ended		9 Months Ended
	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)	Sep. 01, 2025 JPY (¥)	Mar. 31, 2025 JPY (¥)
Disclosure of transactions between related parties [line items]
Percentage of entity's revenue			5.00%
Parent company
Disclosure of transactions between related parties [line items]
Business management service fee	¥ 0	¥ 140,000,000	¥ 0	¥ 397,000,000
Subsidiaries of parent company
Disclosure of transactions between related parties [line items]
Borrowing	2,458,000,000		2,458,000,000			¥ 751,000,000
Interest expense	47,000,000	0	104,000,000	4,000,000
Subsidiaries of parent company | Line Of Credit 6,000 Million
Disclosure of transactions between related parties [line items]
Borrowing	0		0			0
Line or credit, aggregate commitments	¥ 6,000,000,000		¥ 6,000,000,000			¥ 6,000,000,000
Borrowings, interest rate	1.75%		1.75%			1.75%
Subsidiaries of parent company | Line Of Credit 5,000 Million
Disclosure of transactions between related parties [line items]
Line or credit, aggregate commitments					¥ 500,000,000
Borrowings, interest rate					9.50%
Subsidiaries of parent company | Line Of Credit 2,368 Million
Disclosure of transactions between related parties [line items]
Borrowing	¥ 1,958,000,000		¥ 1,958,000,000			¥ 751,000,000
Line or credit, aggregate commitments	¥ 2,507,000,000		¥ 2,507,000,000			2,507,000,000
Interest rate during the period	0.0597		0.06
Associates of parent company
Disclosure of transactions between related parties [line items]
Transaction revenue	¥ 4,000,000		¥ 4,000,000			¥ 5,000,000
Transaction revenue	2,401,000,000	1,285,000,000	6,295,000,000	4,319,000,000
Cost of sales	2,394,000,000	1,281,000,000	6,277,000,000	4,306,000,000
Partnership program revenue	¥ 12,000,000	¥ 10,000,000	¥ 29,000,000	¥ 34,000,000